Government funding (Tables)	12 Months Ended
Oct. 31, 2020
Government Funding [Abstract]
Summary of Government Grants and Investment Tax Credits

	2020	2019	2018
	$	$	$
Research and development expenses, gross	2,809,537	3,134,468	677,235
Less: Government grants	(2,032,869)	(629,346)	(46,843)
Less: Investment tax credits	—	(393,464)	(233,322)

Research and development expenses, net	776,668	2,111,658	397,070

Summary of Deferred Government Funding
The following table summarizes the deferred government funding at end of each year relating to services in future periods.

	2020	2019	2018
	$	$	$
Current	—	1,067,318	—
Non-current	—	—	—

Deferred government funding at October 31	—	1,067,318	—